The New America High Income Fund, Inc.

March 31, 2022 (Unaudited)

Portfolio of Investments

(Dollar Amounts in Thousands)

Principal		Value
Amount/Units		(See Notes)
CORPORATE DEBT SECURITIES 122.47% (d)(f)
Aerospace & Defense 1.51%
460	Bombardier, Inc., Senior Notes,
	7.875%, 04/15/27 (g)	450
1,830	Transdigm Holdings UK, plc, Senior Notes,
	6.25%, 03/15/26 (g)	1,878
115	Transdigm Holdings UK, plc, Senior Notes,
	7.50, 03/15/27	119
730	Transdigm Holdings UK, plc, Senior Notes,
	8%, 12/15/25 (g)	759
		3,206
Airlines 3.56%
265	Air Canada, Senior Notes,
	4.625%, 08/15/29 (g)(CAD)	200
925	American Airlines Inc., Senior Notes,
	5.50%, 04/20/26 (g)	930
1,015	American Airlines Inc., Senior Notes,
	5.75%, 04/20/29 (g)	1,007
1,960	American Airlines Inc., Senior Notes,
	11.75%, 07/15/25 (g)	2,283
550	Delta Airlines, Senior Notes,
	7%, 05/01/25 (g)	591
725	Delta Airlines, Senior Notes,
	7.375%, 01/15/26	785
760	Mileage Plus Holdings, LLC, Senior Notes,
	6.50%, 06/20/27 (g)	792
760	United Airlines Holdings, Inc., Senior Notes,
	4.625%, 04/15/29 (g)	720
295	VistaJet Malta Finance, Plc, Senior Notes,
	6.375%, 02/01/30 (g)	277
		7,585
Automotive 7.66%
365	Asbury Automotive Group, Inc., Senior Notes,
	5%, 02/15/32 (g)	339
1,425	Clarios Global LP, Senior Notes,
	8.50%, 05/15/27 (g)	1,473
685	Dana Inc., Senior Notes,
	5.625%, 06/15/28	692
335	Dornoch Debt Merger, Senior Notes,
	6.625%, 10/15/29 (g)	291
70	Ford Motor Company, Senior Notes,
	7.45%, 07/16/31	83
1,185	Ford Motor Company, Senior Notes,
	9%, 04/22/25	1,354
480	Ford Motor Credit Company, LLC, Senior Notes,
	9.625%, 04/22/30	620
1,488	Goodyear Tire and Rubber Company, Senior Notes,
	5%, 07/15/29 (g)	1,384
1,110	Goodyear Tire and Rubber Company, Senior Notes,
	5.25%, 07/15/31 (g)	1,024
620	Goodyear Tire and Rubber Company, Senior Notes,
	5.625%, 04/30/33	572

305	Jaguar land Rover Automotive Plc, Senior Notes,
	5.875%, 01/15/28 (g)	278
445	Jaguar land Rover Automotive Plc, Senior Notes,
	7.75%, 10/15/25 (g)	462
535	LCM Investments Holdings II, LLC, Senior Notes,
	4.875%, 05/01/29 (g)	504
635	Metis Merger, LLC, Senior Notes,
	6.50%, 05/15/29 (g)	596
3,500	Rivian Holdings LLC, Senior Notes, 6.625%, 10/15/26,
	Acquisition Date 10/8/21, cost 3,431 (g)	3,430
915	Tenneco Inc., Senior Notes,
	5%, 07/15/26	901
1,093	Tenneco Inc., Senior Notes,
	5.125%, 04/15/29 (g)	1082
285	Tenneco Inc., Senior Notes,
	5.375%, 12/15/24	281
902	Tenneco Inc., Senior Notes,
	7.875%, 01/15/29 (g)	949
		16,315
Broadcasting 8.59%
525	Clear Channel Outdoor Holdings, Inc., Senior Notes,
	5.125%, 08/15/27 (g)	518
540	Clear Channel Outdoor Holdings, Inc., Senior Notes,
	7.50%, 06/01/29 (g)	541
1,080	Clear Channel Outdoor Holdings, Inc., Senior Notes,
	7.75%, 04/15/28 (g)	1,088
765	Diamond Sports Group, LLC, Senior Notes,
	6.625%, 08/15/27 (g)	157
680	Gray Escrow II, Inc., Senior Notes,
	5.375%, 11/15/31 (g)	647
5,169	iHeart Communications, Inc., Senior Notes,
	8.375%, 05/01/27	5,337
74	Lamar Media Corporation, Senior Notes,
	4%, 02/15/30	70
681	Lamar Media Corporation, Senior Notes,
	4.875%, 01/15/29	676
310	Lions Gate Capital Holdings, LLC, Senior Notes,
	5.50%, 04/15/29 (g)	299
1,570	Midas Opco Holdings LLC, Senior Notes,
	5.625%, 08/15/29 (g)	1,486
355	Nexstar Broadcasting, Inc., Senior Notes,
	4.75%, 11/01/28 (g)	344
170	Nielsen Finance LLC, Senior Notes,
	4.50%, 07/15/29 (g)	170
220	Nielsen Finance LLC, Senior Notes,
	4.75%, 07/15/31 (g)	219
450	Nielsen Finance LLC, Senior Notes,
	5.625%, 10/01/28 (g)	451
145	Outfront Media Capital, LLC, Senior Notes,
	4.25%, 01/15/29 (g)	134
480	Sirius XM Radio, Inc., Senior Notes,
	3.875%, 09/01/31 (g)	437
1,285	Sirius XM Radio, Inc., Senior Notes,
	4%, 07/15/28 (g)	1,221
620	Sirius XM Radio, Inc., Senior Notes,
	5%, 08/01/27 (g)	620
740	Sirius XM Radio, Inc., Senior Notes,
	4.125%, 07/01/30 (g)	694
1,130	Terrier Media Buyer, Inc., Senior Notes,
	8.875%, 12/15/27 (g)	1,155
665	Townsquare Media, Inc., Senior Notes,
	6.875%, 02/01/26 (g)	682
780	Univision Communications, Inc., Senior Notes,
	4.50%, 05/01/29 (g)	740
580	Univision Communications, Inc., Senior Notes,
	6.625%, 06/01/27 (g)	608
		18,294

Building & Real Estate 2.05%
455	Brookfield Residential Properties, Senior Notes,
	5%, 06/15/29 (g)	416
990	Country Garden Holdings Company, Ltd., Senior Notes,
	5.125%, 01/14/27	693
200	Country Garden Holdings Company, Ltd., Senior Notes,
	5.625%, 01/14/30	138
1,055	Cushman & Wakefield U.S. Borrower, LLC, Senior Notes,
	6.75%, 05/15/28 (g)	1,102
645	Howard Hughes Corporation, Senior Notes,
	4.125%, 02/01/29 (g)	605
345	Howard Hughes Corporation, Senior Notes,
	4.375%, 02/01/31 (g)	323
570	Howard Hughes Corporation, Senior Notes,
	5.375%, 08/01/28 (g)	572
715	Shimao Group Holdings, Ltd., Senior Notes,
	5.60%, 07/15/26	193
185	Taylor Morrison Communities, Inc., Senior Notes,
	5.125%, 08/01/30 (g)	180
160	Weekley Homes LLC, Senior Notes,
	4.875%, 09/15/28 (g)	147
		4,369
Building Products 1.79%
120	CP Atlas Buyer, Inc., Senior Notes,
	7%, 12/01/28 (g)	101
355	Graphic Packaging International, LLC, Senior Notes,
	3.75%, 02/01/30 (g)	325
355	Mercer International, Inc., Senior Notes,
	5.125%, 02/01/29	343
80	Mercer International, Inc., Senior Notes,
	5.50%, 01/15/26	80
625	New Enterprise Stone and Lime Company, Inc., Senior Notes,
	5.25%, 07/15/28 (g)	599
810	PGT Innovations, Inc., Senior Notes,
	4.375%, 10/01/29 (g)	757
395	Specialty Building Products Holdings, LLC, Senior Note,
	6.375%, 09/30/26 (g)	399
475	SRS Distribution, Inc., Senior Notes,
	6%, 12/01/29 (g)	440
120	Summit Materials LLC, Senior Notes,
	5.25%, 01/15/29 (g)	118
640	Summit Materials LLC, Senior Notes,
	6.50%, 03/15/27 (g)	651
		3,813
Cable Operators 9.91%
1,285	Altice Financing S.A., Senior Notes,
	5%, 01/15/28 (g)	1,150
795	Altice Financing S.A., Senior Notes,
	5.75%, 08/15/29 (g)	722
1,270	Altice France S.A., Senior Notes,
	5.125%, 07/15/29 (g)	1,133
795	Altice France S.A., Senior Notes,
	5.50%, 10/15/29 (g)	712
2,340	Altice France S.A., Senior Notes,
	6%, 02/15/28 (g)	2,018
475	C&W Senior Financing Designated Activity, Senior Notes,
	6.875%, 09/15/27 (g)	470

405	CCO Holdings, LLC, Senior Notes,
	4.25%, 01/15/34 (g)	350
1,090	CCO Holdings, LLC, Senior Notes,
	4.50%, 06/01/33 (g)	973
845	CCO Holdings, LLC, Senior Notes,
	4.50%, 05/01/32	769
1,070	CCO Holdings, LLC, Senior Notes,
	4.50%, 08/15/30 (g)	1,006
2,260	CCO Holdings, LLC, Senior Notes,
	5.00%, 02/01/28 (g)	2,237
680	CCO Holdings, LLC, Senior Notes,
	4.75%, 02/01/32 (g)	632
680	CCO Holdings, LLC, Senior Notes,
	5.375%, 06/01/29 (g)	678
1,410	CSC Holdings, LLC, Senior Notes,
	6.50%, 02/01/29 (g)	1,421
895	CSC Holdings, LLC, Senior Notes,
	7.50%, 04/01/28 (g)	879
465	Direct TV Financing, LLC, Senior Notes,
	5.875%, 08/15/27 (g)	457
660	Dish DBS Corporation, Senior Notes,
	5.125%, 06/01/29	558
950	Dish DBS Corporation, Senior Notes,
	5.25%, 12/01/26 (g)	905
950	Dish DBS Corporation, Senior Notes,
	5.75%, 12/01/28 (g)	903
450	Dish DBS Corporation, Senior Notes,
	7.375%, 07/01/28	426
550	Dish DBS Corporation, Senior Notes,
	7.75%, 07/01/26	546
202	LCPR Senior Secured Notes,
	6.75%, 10/15/27 (g)	207
570	Radiate Holdco LLC, Senior Notes,
	6.50%, 09/15/28 (g)	536
1,225	VMed O2 UK Financing I, plc, Senior Notes,
	4.75%, 07/15/31 (g)	1,150
270	VTR Finance B.V., Senior Notes,
	6.375%, 07/15/28 (g)	261
		21,099
Chemicals 1.62%
111	Compass Minerals International, Inc., Senior Notes,
	6.75%, 12/01/27 (g)	113
460	CVR Partners, L.P., Senior Notes,
	6.125%, 06/15/28 (g)	460
630	GPD Companies, Inc,. Senior Notes,
	10.125%, 04/01/26 (g)	654
480	Methanex Corporation, Senior Notes,
	5.125%, 10/15/27	482
280	Methanex Corporation, Senior Notes,
	5.25%, 12/15/29	284
310	PMHC II, Inc., Senior Notes,
	9%, 02/15/30 (g)	273
520	Univar Solutions USA, Senior Notes,
	5.125%, 12/01/27 (g)	519
715	W.R. Grace Holdings LLC, Senior Notes,
	5.625%, 08/15/29 (g)	668
		3,453
Consumer Products .31%
93	Life Time Inc, Senior Notes,
	5.75%, 01/15/26 (g)	93
635	Wolverine World Wide, Inc., Senior Notes,
	4%, 08/15/29 (g)	563
		656

Container 1.10%
1,200	Ardagh Packaging Finance, Plc, Senior Notes,
	4.125%, 08/15/26 (g)	1,152
1,200	Trivium Packaging Finance B.V., Senior Notes,
	8.50%, 08/15/27 (g)	1,197
		2,349
Energy 14.19%
285	Aethon United BR, LP, Senior Notes,
	8.25% 02/15/26 (g)	297
600	Archrock Partners, L.P., Senior Notes,
	6.875%, 04/01/27 (g)	606
235	Cheniere Energy Partners, L.P., Senior Notes
	4%, 03/01/31	227
945	Chesapeake Energy Corporation, Senior Notes,
	6.75%, 04/15/29 (g)	1,002
900	Citgo Holding, Inc., Senior Notes,
	9.25%, 08/01/24 (g)	907
800	Citgo Petroleum Corporation, Senior Notes,
	7%, 06/15/25 (g)	806
530	Comstock Resources, Inc., Senior Notes,
	5.875%, 01/15/30 (g)	521
340	Comstock Resources, Inc., Senior Notes,
	6.75%, 03/01/29 (g)	349
845	Crescent Energy Finance, Senior Notes,
	7.25%, 05/01/26 (g)	843
795	DCP Midstream, LLC, Senior Notes,
	6.75%, 09/15/37 (g)	932
540	DCP Midstream, LLC, Senior Notes,
	7.375%, (h)	520
470	DCP Midstream, LLC, Senior Notes,
	8.125%, 08/16/30	577
598	Endeavor Energy Resources, L.P., Senior Notes.
	5.75%, 01/30/28 (g)	617
110	Endeavor Energy Resources, L.P., Senior Notes
	6.625%, 07/15/25 (g)	114
1,290	EQT Corporation, Senior Notes,
	7.50%, 02/01/30	1,493
375	Exterran NRG Solutions, Senior Notes,
	8.125%, 05/01/25	377
440	Gulfport Energy Corporation, Senior Notes,
	8%, 05/17/26 (g)	457
305	HilCorp Energy, L.P., Senior Notes,
	5.75%, 02/01/29 (g)	305
385	HilCorp Energy, L.P., Senior Notes,
	6%, 02/01/31 (g)	387
1,505	Magnolia Oil and Gas Operating LLC, Senior Notes,
	6%, 08/01/26 (g)	1,531
1,600	NGL Energy Partners L.P., Senior Notes,
	7.50%, 02/01/26 (g)	1,572
345	Nustar Logistics, L.P., Senior Notes,
	5.75%, 10/01/25	351
1,190	Nustar Logistics, L.P., Senior Notes,
	6%, 06/01/26	1,196
310	Occidental Petroleum Corporation, Senior Notes,
	6.125%, 01/01/31	349
420	Occidental Petroleum Corporation, Senior Notes,
	6.20%, 03/15/40	466
290	Occidental Petroleum Corporation, Senior Notes,
	6.375%, 09/01/28	327

100	Occidental Petroleum Corporation, Senior Notes,
	6.45%, 09/15/36	117
230	Occidental Petroleum Corporation, Senior Notes,
	6.625%, 09/01/30	264
285	Occidental Petroleum Corporation, Senior Notes,
	7.50%, 05/01/31	348
180	Occidental Petroleum Corporation, Senior Notes,
	7.875%, 09/15/31	224
790	Occidental Petroleum Corporation, Senior Notes,
	7.95%, 06/15/39	997
104	Occidental Petroleum Corporation, Senior Notes,
	8%, 07/15/25	116
625	Occidental Petroleum Corporation, Senior Notes,
	8.50%, 07/15/27	738
1,190	Occidental Petroleum Corporation, Senior Notes,
	8.875%, 07/15/30	1,523
660	Petroleos Mexicanos, Senior Notes,
	6.625%, 06/15/35	593
650	Petroleos Mexicanos, Senior Notes,
	7.69%, 01/23/50	569
215	Range Resources, Corporation, Senior Notes,
	8.25%, 01/15/29	235
620	Range Resources, Corporation, Senior Notes,
	4.75%, 02/15/30 (g)	612
315	Rockcliff Energy II LLC, Senior Notes,
	5.50%, 10/15/29 (g)	315
320	Solaris Midstream Holdings, LLC, Senior Notes,
	7.625%, 04/01/26 (g)	330
420	Southwestern Energy Company, Senior Notes,
	4.75%, 02/01/32	419
39	Summit Midstream Partners, LP, Senior Notes,
	9.50%, (a)(h)	31
635	Tallgrass Energy Partners, L.P., Senior Notes,
	6%, 09/01/31 (g)	610
345	Tallgrass Energy Partners, L.P., Senior Notes,
	6%, 03/01/27 (g)	343
450	Tallgrass Energy Partners, L.P., Senior Notes,
	6%, 12/31/30 (g)	437
370	Tallgrass Energy Partners, L.P., Senior Notes,
	7.50%, 10/01/25 (g)	387
1,220	Targa Resources Partners, L.P., Senior Notes,
	4%, 01/15/32	1,171
435	Targa Resources Partners, L.P., Senior Notes,
	6.875%, 01/15/29	466
137	Transocean Phoenix 2, Ltd., Senior Notes,
	7.75%, 10/15/24 (g)	139
203	Transocean Pontus, Ltd., Senior Notes,
	6.125%, 08/01/25 (g)	202
165	Transocean Proteus, Ltd., Senior Notes,
	6.25%, 12/01/24 (g)	163
450	USA Compression Partners, L.P., Senior Notes,
	6.875%, 04/01/26	453
390	USA Compression Partners, L.P., Senior Notes,
	6.875%, 09/01/27	392
410	Venture Global Calcasieu Pass, LLC, Senior Notes,
	3.875%, 08/15/29 (g)	397
510	Venture Global Calcasieu Pass, LLC, Senior Notes,
	4.125%, 08/15/31 (g)	500
		30,220
Entertainment & Leisure - 4.86%
315	AMC Entertainment Holdings, Inc., Senior Notes,
	10%, 06/15/26 (g)	282
475	Carnival Corporation, Senior Notes,
	4%, 08/01/28 (g)	441
710	Carnival Corporation, Senior Notes,
	5.75%, 03/01/27 (g)	674
555	Carnival Corporation, Senior Notes,
	6%, 05/01/29 (g)	522

1,065	Carnival Corporation, Senior Notes,
	7.625%, 03/01/26 (g)	1,068
245	Cedar Fair, L. P., Senior Notes,
	5.25%, 07/15/29	239
650	Cedar Fair, L. P., Senior Notes,
	5.375%, 04/15/27	645
410	Cinemark USA, Inc., Senior Notes,
	5.25%, 07/15/28 (g)	381
625	Live Nation Entertainment Inc., Senior Notes,
	4.75%, 10/15/27 (g)	609
305	Merlin Entertainment Limited, Senior Notes,
	5.75%, 06/15/26 (g)	300
340	NCL Corporation Ltd., Senior Notes,
	5.875%, 02/15/27 (g)	335
730	NCL Corporation Ltd., Senior Notes,
	5.875%, 03/15/26 (g)	692
325	NCL Corporation Ltd., Senior Notes,
	7.75%, 02/15/29 (g)	327
215	NCL Finance, Ltd., Senior Notes,
	6.125%, 03/15/28 (g)	200
555	Royal Caribbean Cruises, Ltd., Senior Notes,
	5.375%, 07/15/27 (g)	529
685	Royal Caribbean Cruises, Ltd., Senior Notes,
	5.50%, 04/01/28 (g)	654
635	Royal Caribbean Cruises, Ltd., Senior Notes,
	5.50%, 08/31/26 (g)	611
75	Royal Caribbean Cruises, Ltd., Senior Notes,
	9.125%, 06/15/23 (g)	78
415	Royal Caribbean Cruises, Ltd., Senior Notes,
	10.875%, 06/01/23 (g)	441
960	SeaWorld Parks & Entertainment, Inc.,Senior Notes,
	5.25%, 08/15/29 (g)	905
105	Six Flags Entertainment, Inc., Senior Notes,
	5.50%, 04/15/27 (g)	105
325	Viking Cruises, Ltd., Senior Notes,
	7%, 02/15/29 (g)	299
		10,337
Financial - 10.22%
695	Acrisure, LLC, Senior Notes,
	7%, 11/15/25 (g)	691
1,420	Acrisure, LLC, Senior Notes,
	10.125%, 08/01/26 (g)	1,521
315	Alliant Holdings, Senior Notes,
	5.875%, 11/01/29 (g)	303
885	Alliant Holdings, Senior Notes,
	6.75%, 10/15/27 (g)	872
295	AmWins Group, Inc., Senior Notes,
	4.875%, 06/30/29 (g)	282
970	Apollo Commercial Real Estate Finance, Inc., Senior Notes,
	4.625%, 06/15/29 (g)	878
825	Banco Do Brasil S.A. (Cayman),
	9% (h)	861
475	Cobra Acquisition Company, LLC, Senior Notes,
	6.375%, 11/01/29 (g)	406
745	Enact Holdings, Inc., Senior Notes,
	6.50%, 08/15/25 (g)	769
660	Ford Motor Credit Company, Senior Notes,
	4.95%, 05/28/27	666
475	Freedom Mortgage Corporation, Senior Notes,
	6.625%, 01/15/27 (g)	439
750	GTCR AP Finance, Inc., Senior Notes,
	8%, 05/15/27 (g)	757

485	Home Point Capital, Inc., Senior Notes,
	5%, 02/01/26 (g)	396
790	Hub Holdings LLC, Senior Notes,
	5.625%, 12/1/29 (g)	756
460	Icahn Enterprises, L.P., Senior Notes,
	6.25%, 05/15/26	470
490	Jane Street Group LLC, Senior Notes,
	4.50%, 11/15/29 (g)	463
505	LPL Holdings, Inc., Senior Notes,
	4%, 03/15/29 (g)	479
75	LPL Holdings, Inc., Senior Notes,
	4.375%, 05/15/31 (g)	72
480	Midcap Financial Issuer Trust, Senior Notes,
	5.625%, 01/15/30 (g)	425
950	Midcap Financial Issuer Trust, Senior Notes,
	6.50%, 05/01/28 (g)	894
685	Navient Corporation, Senior Notes,
	4.875%, 03/15/28	629
500	Navient Corporation, Senior Notes,
	5%, 03/15/27	478
630	Navient Corporation, Senior Notes,
	5.50%, 03/15/29	587
560	Navient Corporation, Senior Notes,
	6.125%, 03/25/24	573
550	Navient Corporation, Senior Notes,
	6.75%, 06/25/25	564
215	Navient Corporation, Senior Notes,
	6.75%, 06/15/26	220
325	OneMain Finance Corporation, Senior Notes,
	3.50%, 01/15/27	301
305	OneMain Finance Corporation, Senior Notes,
	5.375%, 11/15/29	296
300	OneMain Finance Corporation, Senior Notes,
	6.125%, 03/15/24	306
390	OneMain Finance Corporation, Senior Notes,
	6.625%, 01/15/28	407
810	OneMain Finance Corporation, Senior Notes,
	6.875%, 03/15/25	846
300	OneMain Finance Corporation, Senior Notes,
	7.125%, 03/15/26	320
840	PennyMac Financial Services, Inc., Senior Notes,
	4.25%, 02/15/29 (g)	718
300	PennyMac Financial Services, Inc., Senior Notes,
	5.375%, 10/15/25 (g)	296
790	Prog Holdings, Inc., Senior Notes,
	6%, 11/15/29 (g)	729
235	Ryan Specialty Group, Senior Notes,
	4.375%, 02/01/30 (g)	224
335	SLM Corporation, Senior Notes,
	4.20%, 10/29/25	332
240	Starwood Property Trust, Senior Notes,
	3.75%, 12/31/24 (g)	233
435	Starwood Property Trust, Senior Notes,
	4.375%, 01/15/27 (g)	421
320	United Wholesale Mortgage, LLC, Senior Notes,
	5.50%, 04/15/29 (g)	284
635	United Wholesale Mortgage, LLC, Senior Notes,
	5.75%, 06/15/27 (g)	588
		21,752

Food/Tobacco - 1.27%
610	BellRing Brands, Senior Notes,
	7%, 03/15/30 (g)	624
770	Cosan Luxembourg S.A., Senior Notes,
	7%, 01/20/27 (g)	793
230	Kraft Foods Group, Senior Notes,
	6.875%, 01/26/39	283
780	Triton Water Holdings, Inc., Senior Notes
	6.25%, 04/01/29 (g)	669
360	US Foods, Inc., Senior Notes,
	4.625%, 06/01/30 (g)	332
		2,701
Gaming - 5.73%
160	Affinity Gaming Corporation, Senior Notes,
	6.875%, 12/15/27 (g)	155
420	Caesar's Entertainment, Inc., Senior Notes,
	4.625%, 10/15/29 (g)	392
1,410	Caesar's Resorts, Senior Notes,
	8.125%, 07/01/27 (g)	1,516
910	Churchill Downs, Inc., Senior Notes,
	5.75%, 04/01/30 (g)	919
275	Cirsa Finance International, S.A.R.L., Senior Notes,
	4.50%, 03/15/27 (g) (EUR)	288
235	International Game Technology Plc, Senior Notes,
	4.125%, 04/15/26 (g)	232
375	International Game Technology Plc, Senior Notes,
	5.25%, 01/15/29 (g)	375
1,170	International Game Technology Plc, Senior Notes,
	6.25%, 01/15/27 (g)	1,229
395	MGM China Holdings, Limited, Senior Notes,
	4.75%, 02/01/27 (g)	346
315	MGM China Holdings, Limited, Senior Notes,
	5.875%, 05/15/26 (g)	287
435	MGM Growth Prop. Operating Partnership L.P., Senior Notes,
	5.75%, 02/01/27	460
140	MGM Resorts International, Senior Notes,
	4.75%, 10/15/28	135
500	Midwest Gaming Borrower, LLC, Senior Notes,
	4.875%, 05/01/29 (g)	464
360	Peninsula Pacific Entertainment LLC, Senior Notes,
	8.50%, 11/15/27 (g)	397
105	Raptor Acquisition, Senior Notes,
	4.875%, 11/01/26 (g)	100
335	Sands China Ltd., Senior Notes,
	4.375%, 06/18/30	304
400	Sands China Ltd., Senior Notes,
	5.40%, 08/08/28	394
565	SC Games Holdings, Senior Notes,
	6.625%, 03/01/30 (g)	554
230	Scientific Games International Inc., Senior Notes,
	7%, 05/15/28 (g)	238
1,390	Scientific Games International Inc., Senior Notes,
	7.25%, 11/15/29 (g)	1,454
350	Studio City Finance Ltd., Senior Notes,
	5%, 01/15/29 (g)	267
440	Wynn Las Vegas, LLC, Senior Notes,
	5.25%, 05/15/27 (g)	427
450	Wynn Macau Ltd., Senior Notes,
	5.50%, 01/15/26 (g)	405
995	Wynn Macau Ltd., Senior Notes,
	5.50%, 10/01/27 (g)	861
		12,199

Healthcare - 11.67%
250	AdaptHealth, LLC, Senior Notes,
	5.125%, 03/01/30 (g)	232
235	Avantor Funding, Inc., Senior Notes,
	4.625%, 07/15/28 (g)	232
1,970	Bausch Health Companies, Inc., Senior Notes,
	8.50%, 01/31/27 (g)	1,960
1,600	Bausch Health Companies, Inc., Senior Notes,
	9.25%, 04/01/26 (g)	1,644
615	Bausch Health Companies, Inc., Senior Notes,
	6.125%, 02/01/27 (g)	617
455	Bausch Health Companies, Inc., Senior Notes,
	7.25%, 05/30/29 (g)	386
640	Cano Health, LLC, Senior Notes,
	6.25%, 10/01/28 (g)	616
830	CHS/Community Health Systems, Inc, Senior Notes,
	5.25%, 05/15/30 (g)	799
455	CHS/Community Health Systems, Inc, Senior Notes,
	6%, 01/15/29 (g)	461
1,165	CHS/Community Health Systems, Inc, Senior Notes,
	6.125%, 04/01/30 (g)	1,083
990	CHS/Community Health Systems, Inc, Senior Notes,
	6.875%, 04/15/29 (g)	970
900	CHS/Community Health Systems, Inc, Senior Notes,
	8%, 12/15/27 (g)	956
630	DaVita Healthcare Partners, Inc., Senior Notes,
	4.625%, 06/01/30 (g)	587
340	Embecta Corporation, Senior Notes,
	5%, 02/15/30 (g)	321
1,240	Minerva Merger Sub Inc., Senior Notes,
	6.50%, 02/15/30 (g)	1,203
1,585	Mozart Debt Merger, Senior Notes,
	3.875%, 04/01/29 (g)	1,466
2,350	Mozart Debt Merger, Senior Notes,
	5.25%, 10/01/29 (g)	2,197
550	Option Care Health, Inc., Senior Notes,
	4.375%, 10/31/29 (g)	516
735	Organon & Company, Senior Notes,
	5.125%, 04/30/31 (g)	709
750	Radiology Partners, Inc., Senior Notes,
	9.25%, 02/01/28 (g)	752
275	RP Escrow Issuer LLC, Senior Notes,
	5.25%, 12/15/25 (g)	268
445	Select Medical Corporation, Senior Notes,
	6.25%, 08/15/26 (g)	458
700	Tenet Healthcare Corporation, Senior Notes,
	4.375%, 01/15/30 (g)	672
1,640	Tenet Healthcare Corporation, Senior Notes,
	6.125%, 10/01/28 (g)	1,661
424	Tenet Healthcare Corporation, Senior Notes,
	6.875%, 11/15/31	453
630	Teva Pharma Finance Netherlands III BV, Senior Notes,
	4.75%, 05/09/27	605
1,240	Teva Pharma Finance Netherlands III BV, Senior Notes,
	5.125%, 05/09/29	1,190
465	Teva Pharma Finance Netherlands III BV, Senior Notes,
	6.75%, 03/01/28	487
1,290	Teva Pharma Finance Netherlands III BV, Senior Notes,
	7.125%, 01/31/25	1,348
		24,849

Information Technology - 3.19%
245	Arches Buyer, Inc., Senior Notes,
	4.25%, 06/01/28 (g)	228
610	Condor Merger, Inc., Senior Notes,
	7.375%, 02/15/30 (g)	583
475	Match Group Holdings II, LLC, Senior Notes,
	3.625%, 10/01/31 (g)	426
965	Match Group Holdings II, LLC, Senior Notes,
	4.125%, 08/01/30 (g)	897
1,165	Photo Holdings Merger, Senior Notes,
	8.50%, 10/01/26 (g)	1,107
795	Roblox Corporation, Senior Notes,
	3.875%, 05/01/30 (g)	739
645	Twilio, Inc., Senior Notes,
	3.875%, 03/15/31	599
745	Twitter, Inc., Senior Notes,
	5%, 03/01/30 (g)	739
905	Uber Technologies, Inc., Senior Notes,
	7.50%, 09/15/27 (g)	964
30	Veritas Bermuda Ltd., Senior Notes,
	7.50%, 09/01/25 (g)	28
245	Viavi Solutions, icn., Senior Notes,
	3.75%, 10/01/29 (g)	232
260	Zip Recruiter, Inc., Senior Notes,
	5%, 01/15/30 (g)	254
		6,796
Lodging - .88%
630	Hilton Domestic Operating Company, Inc., Senior Notes,
	4%, 05/01/31 (g)	592
150	Hilton Domestic Operating Company, Inc., Senior Notes,
	5.375%, 05/01/25 (g)	153
170	Hilton Domestic Operating Company, Inc., Senior Notes,
	5.75%, 05/01/28 (g)	176
125	Hilton Worldwide Finance, LLC, Senior Notes,
	4.875%, 04/01/27	126
370	Park Intermediate Holdings, LLC, Senior Notes,
	4.875%, 05/15/29 (g)	347
300	Park Intermediate Holdings, LLC, Senior Notes,
	5.875%, 10/01/28 (g)	299
185	XHR L.P., Senior Notes,
	4.875%, 06/01/29 (g)	179
		1,872
Manufacturing - 1.05%
325	Hillenbrand Inc., Senior Notes,
	3.75%, 03/01/31	297
15	Hillenbrand Inc., Senior Notes,
	5%, 09/15/26	15
735	Madison IAQ, LLC, Senior Notes,
	4.125%, 06/30/28 (g)	674
420	Madison IAQ, LLC, Senior Notes,
	5.875%, 06/30/29 (g)	376
300	Mueller Water Products, Senior Notes,
	4%, 06/15/29 (g)	284
160	Roller Bearing Company of America, Inc., Senior Notes,
	4.375%, 10/15/29 (g)	149
465	Sensata Technologies, Senior Notes,
	4%, 04/15/29 (g)	441
		2,236
Metals & Mining - 4.24%
745	Alcoa Nederland Holding B.V., Senior Notes,
	5.50%, 12/15/27 (g)	771
300	Allegheny Technologies, Senior Notes,
	5.125%, 10/01/31	282

780	Arconic Corporation, Senior Notes,
	6.125%, 02/15/28 (g)	780
708	Big River Steel, LLC, Senior Notes,
	6.625%, 01/31/29 (g)	742
385	Constellium N.V., Senior Notes,
	3.75%, 04/15/29 (g)	346
310	Ero Copper Corporation, Senior Notes,
	6.50%, 02/15/30 (g)	302
310	Freeport McMoran, Inc., Senior Notes,
	5%, 09/01/27	319
320	Freeport McMoran, Inc., Senior Notes,
	5.25%, 09/01/29	334
1,182	Freeport McMoran, Inc., Senior Notes,
	5.40%, 11/14/34	1,311
330	Freeport McMoran, Inc., Senior Notes,
	5.45%, 03/15/43	369
265	GrafTech Finance Inc., Senior Notes,
	4.625%, 12/15/28 (g)	247
1,145	Hecla Mining Company, Senior Notes,
	7.25%, 02/15/28	1,199
315	HudBay Minerals, Inc., Senior Notes,
	4.50%, 04/01/26 (g)	306
545	HudBay Minerals, Inc., Senior Notes,
	6.125%, 04/01/29 (g)	561
745	Novelis Corporation, Senior Notes,
	4.75%, 01/30/30 (g).	723
405	Ryerson Inc., Senior Secured Notes,
	8.50%, 08/01/28 (g)	438
		9,030
Other Telecommunications - .88%
385	Embarq Corporation, Senior Notes,
	7.995%, 06/01/36	371
475	Level 3 Financing, Inc., Senior Notes,
	3.75%, 07/15/29 (g)	420
770	Lumen Technologies, Inc., Senior Notes,
	4.50%, 01/15/29 (g)	657
475	Lumen Technologies, Inc., Senior Notes,
	5.375%, 06/15/29 (g)	420
		1,868
Real Estate Investment Trust Securities - .95%
915	American Fin Tr Senior Notes,
	4.50%, 09/30/28 (g)	826
620	Service Properties Trust, Senior Notes,
	4.35%, 10/01/24	599
580	Service Properties Trust, Senior Notes,
	7.50%, 09/15/25	607
		2,032
Restaurants - 1.12%
572	Dave and Buster's, Inc., Senior Notes,
	7.625%, 11/01/25 (g)	600
235	YUM Brands, Inc., Senior Notes,
	4.75%, 01/15/30 (g)	230
723	YUM Brands, Inc., Senior Notes,
	5.35%, 11/01/43	705
760	YUM Brands, Inc., Senior Notes,
	6.875%, 11/15/37	847
		2,382

Retail - 2.46%
320	At Home Group, Inc., Senior Notes
	7.125%, 07/15/29 (g)	277
445	Bath and Body Works, Inc., Senior Notes,
	6.625%, 10/01/30 (g)	464
65	Bath and Body Works, Inc., Senior Notes,
	6.694%, 01/15/27	69
260	Bath and Body Works, Inc., Senior Notes,
	6.95%, 03/01/33	268
350	Bath and Body Works, Inc., Senior Notes,
	7.50%, 06/15/29	378
277	Bath and Body Works, Inc., Senior Notes,
	9.375%, 07/01/25 (g)	315
311	Carvarna Company, Senior Notes,
	5.625%, 10/01/25 (g)	292
635	LSF9 Atlantis Holdings, LLC, Senior Notes,
	7.75%, 02/15/26 (g)	610
250	Petsmart, Inc., Senior Notes,
	4.75%, 02/15/28 (g)	242
1,450	Petsmart, Inc., Senior Notes,
	7.75%, 02/15/29 (g)	1,494
905	Rent-A-Center, Inc., Senior Notes,
	6.375%, 02/15/29 (g)	828
		5,237
Satellites - 1.58%
815	Connect Finco Sarl, Senior Notes,
	6.75%, 10/01/26 (g)	825
1,750	Hughes Satellite Systems, Inc., Senior Notes,
	6.625%, 08/01/26	1,811
65	Intelsat Jackson Holdings Ltd., Senior Notes,
	6.50%, 03/15/30 (g)	65
475	Telesat Canada, Senior Notes,
	6.50%, 10/15/27 (g)	229
450	Viasat, Inc., Senior Notes,
	5.625%, 04/15/27 (g)	442
		3,372
Services - 10.13%
865	Adtalem Global Education, Inc., Senior Notes,
	5.50%, 03/01/28 (g)	837
480	ADT Security Corporation, Senior Notes,
	4.125%, 08/01/29 (g)	444
895	Advantage Sales and Marketing, Inc., Senior Notes,
	6.50%, 11/15/28 (g)	848
635	Albion Financing 1 S.a.r.l., Senior Notes,
	6.125%, 10/15/26 (g)	611
315	Albion Financing 1 S.a.r.l., Senior Notes,
	8.75%, 04/15/27 (g)	303
1,000	Allied Universal Holdco, LLC, Senior Secured Notes,
	9.75%, 07/15/27 (g)	1,030
625	Clarivate Science Holdings Corp., Senior Secured Notes,
	3.875%, 07/01/28 (g)	592
440	Clarivate Science Holdings Corp., Senior Secured Notes,
	4.875%, 07/01/29 (g)	414
130	Constellation Automotive Ltd., Senior Notes,
	4.875%, 07/15/27 (g) (GBP)	156
215	Dun & Bradstreet Corporation, Senior Notes,
	5%, 12/15/29 (g)	203
705	EG Global Finance plc, Senior Notes,
	6.75%, 02/07/25 (g)	701

660	EG Global Finance plc, Senior Notes,
	8.50%, 10/30/25 (g)	674
790	Fair Isaac Corporation, Senior Notes,
	5.25%, 05/15/26 (g)	823
1280	Gartner, Inc., Senior Notes,
	3.625%, 06/15/29 (g)	1,206
1,580	GFL Enironmental, Inc., Senior Notes,
	4.75%, 06/15/29 (g)	1,493
1,265	H&E Equipment Services, Senior Notes,
	3.875%, 12/15/28 (g)	1,181
115	IPD 3 B.V., Senior Notes,
	5.50%, 12/01/25 (g) (EUR)	127
320	Millennium Escrow Corporation, Senior Notes,
	6.625%, 08/01/26 (g)	303
1,305	MSCI, Inc., Senior Notes,
	3.25%, 08/15/33 (g)	1,173
310	Presidio Holding, Inc., Senior Notes,
	4.875%, 02/01/27 (g)	305
685	Presidio Holding, Inc., Senior Notes,
	8.25%, 02/01/28 (g)	699
465	Prime Security Services Borrower, LLC, Senior Notes,
	5.75%, 04/15/26 (g)	472
710	Prime Security Services Borrower, LLC, Senior Notes,
	6.25%, 01/15/28 (g)	696
140	Ritchie Brothers Holdings Inc., Senior Notes,
	4.75%, 12/15/31 (g)	137
300	Sabre GLBL, Inc., Senior Notes,
	7.375%, 09/01/25 (g)	312
360	Sabre GLBL, Inc., Senior Notes,
	9.25%, 04/15/25 (g)	399
972	Staples, Inc., Senior Notes
	7.50%, 04/15/26 (g)	938
320	Staples, Inc., Senior Notes
	10.75%, 04/15/27 (g)	286
1,460	TK Elevator U.S. Newco, Inc., Senior Notes,
	5.25%, 07/15/27 (g)	1,445
1,309	TK Elevator U.S. Newco, Inc., Senior Notes,
	7.625%, 07/15/28 (g)	1,307
775	United Rentals (North America), Inc., Senior Notes,
	3.75%, 01/15/32	723
100	Verde Bidco, Senior Notes,
	4.625%, 10/01/26 (g) (EUR)	106
400	Wash Multifamily Acquisition, Inc., Senior Notes,
	5.75%, 04/15/26 (g)	402
245	White Cap Buyer, LLC, Senior Notes,
	6.875%, 10/15/28 (g)	232
		21,578
Supermarkets - 1.82%
1,050	Albertsons Companies, LLC, Senior Notes,
	3.50%, 03/15/29 (g)	945
540	Albertsons Companies, LLC, Senior Notes,
	4.875%, 02/15/30 (g)	522
545	Albertsons Companies, LLC, Senior Notes,
	5.875%, 02/15/28 (g)	545
370	Albertsons Companies, LLC, Senior Notes,
	7.45%, 08/01/29	393
220	Albertsons Companies, LLC, Senior Notes,
	8%, 05/01/31	246
680	Iceland Bondco, Plc, Senior Notes,
	4.625%, 03/15/25 (GBP)	797
425	United Natural Foods, Inc., Senior Notes,
	6.75%, 10/15/28 (g)	436
		3,884

Transportation -.34%
730	Watco Companies, LLC, Senior Notes,
	6.50%, 06/15/27 (g)	721

Utilities - 5.84%
310	Calpine Corporation, Senior Notes,
	4.50%, 02/15/28 (g)	302
625	Calpine Corporation, Senior Notes,
	5%, 02/01/31 (g)	569
795	Calpine Corporation, Senior Notes,
	5.125%, 03/15/28 (g)	756
235	First Energy Corporation, Senior Notes,
	7.375%, 11/15/31	289
620	NiSource, Incorporated, Senior Notes,
	5.65%, (h)	620
135	Pattern Energy Operations L.P., Senior Notes,
	4.50%, 08/15/28 (g)	131
540	PG&E Corporation, Senior Notes,
	5%, 07/01/28	520
1,300	PG&E Corporation, Senior Notes,
	5.25%, 07/01/30	1,258
530	Pike Corporation, Senior Notes,
	5.50%, 09/01/28 (g)	498
1,795	TerraForm Global Operating, LLC, Senior Notes
	6.125%, 03/01/26 (g)	1,786
1,735	Vistra Operations Company, LLC, Senior Notes,
	4.375%, 05/01/29 (g)	1,633
1,845	Vistra Operations Company, LLC, Senior Notes,
	7%, (h)(g)	1,797
2,270	Vistra Operations Company, LLC, Senior Notes,
	8%, (h)(g)	2,281
		12,440
Wireless Communications - 1.95%
950	Iliad Holdings SAS, Senior Notes,
	6.50%, 10/15/26 (g)	952
725	Sprint Capital Corporation, Senior Notes,
	6.875%, 11/15/28	838
2,194	Sprint Corporation, Senior Notes,
	7.125%, 06/15/24	2,354
		4,144
	Total Corporate Debt Securities
	(Total cost of $268,074)	260,789

CONVERTIBLE DEBT SECURITIES - .14% (d)(f)
Entertainment & Leisure - .14%
350	Spotify USA, Inc., 0%, 03/15/26 (b)	296

	Total Convertible Debt Securities
	(Total cost of $305)	296

BANK DEBT SECURITIES - 9.21% (d)(f)
Aerospace & Defense - .10%
214	Peraton Holding Corporation, 8.50%, 02/01/29	211

Airlines - .71%
345	AAdvantage Loyalty IP, Ltd., 5.50%, 04/20/28	349
775	Mileage Plus Holdings, LLC, 6.25%, 06/21/27	803
357	United Airlines, nc., 4.50%, 04/21/28	353
		1,505
Consumer Products - .17%
368	Life Time Fitness, 5.75%, 12/16/24	366

Energy - 1.03%
1,868	BCP Raptor, LLC, 5.25%, 06/24/24	1,862
345	Prairie ECI Acquiror, LP, 5.207%, 03/11/26	337
		2,199
Information Technology - .76%
170	Banff Merger Sub Inc., 6%, 02/27/26	168
672	Polaris Newco, Inc., 4.50%, 06/2/28	666
190	Proofpoint, Inc., 6.758%, 08/31/29	189
600	RealPage Inc., 7.25%, 04/23/29	601
		1,624
Satellites - .29%
618	Intelsat Jackson Holdings, S.A., 4.92%, 11/27/23	607

Services - 2.84%
760	Ascend Learning, LLC, 4%, 12/11/28	751
1,130	Ascend Learning, LLC, 6.25%, 12/10/29	1,122
320	Celestial Saturn Parent, Inc., 6.957%, 06/4/29	315
215	Renaissance Holding Corp., 7.457%, 05/29/26	212
2,180	Ultimate Software Group, Inc., 5.75%, 05/03/27	2,160
1,499	Ultimate Software Group, Inc., 3.75%, 05/04/26	1,486
		6,046
Wireless Communications - 3.31%
876	Asurion LLC, 3.707%, 07/31/27	857
2,664	Asurion LLC, 5.707%, 01/31/28	2,608
3,670	Asurion LLC, 5.707%, 01/20/29	3,583
		7,048
	Total Bank Debt Securities
	(Total cost of $19,460)	19,606

Shares
PREFERRED STOCK - 3.84% (d)(f)
Energy - 1.89%
3,750	Targa Resources Corp., Series A, Cvt, 9.50%,
	Acquisition Date 10/26/17, Cost $4,133 (c)	4,030

Financial - .15%
325	Alliant Services, Series A, Cvt, 9.75%,
	Acquisition Date 11/06/20, Cost $320 (c)	317

Healthcare - .46%
9,383	Avantor, Inc., Series A, Cvt, 6.25%, 05/15/22	971

Manufacturing - .52%
694	Danaher Corporation, Cvt, 5%, 04/15/23	1,096

Utilities - .82%
10,632	American Electric Power, Cvt, Series C, 6.125%, 08/15/23	594
22,232	NextEra Energy, Inc., Cvt, 5.279%, 03/01/23	1,159
		1,753
	Total Preferred Stock
	(Total cost of $7,216)	8,167

	TOTAL INVESTMENTS - 135.66% (d)
	(Total cost of $295,055)	288,858
	CASH AND OTHER ASSETS LESS LIABILITIES - (35.66)% (d)	(75,924)
	NET ASSETS - 100.00%	$212,934

(a)	Denotes income is not being accrued.

(b)	Non-income producing.

(c)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 (restricted security). Total market value of restricted securities (excluding Rule 144A securities) amounted to $4,347 or 2.04% of total net assets as of March 31, 2022.

(d)	Percentages indicated are based on total net assets to common shareholders of $212,934.

(e)	Not rated.

(f)	All of the Fund's investments and other assets are pledged as collateral in accordance with a credit agreement with The Bank of Nova Scotia.

(g)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers in transactions exempt from registration. Unless otherwise noted, 144A Securities are deemed to be liquid. See notes to the portfolio of investments for valuation policy. Total market value of Rule 144A securities amounted to $197,305 as of March 31, 2022.

(h)	Perpetual security with no stated maturity date.

(CAD) Canadian Dollar

(EUR) Euro

(GBP) British Pound

Derivative Contracts (Currency Amounts in Thousands)

Forward Currency Exchange Contracts - As of March 31, 2022 the Fund had forward currency exchange contracts outstanding as follows:

						Unrealized
	Settlement	Receive				Appreciation
Counterparty	Date	(Deliver)		Asset	Liability	(Depreciation)
Royal Bank of Canada	4/29/22	CAD	(250)	200	200	—

State Street Bank	4/29/22	EUR	(682)	752	755	(3)

UBS	4/29/22	GBP	(727)	953	954	(1)

Net unrealized loss on open forward currency exchange contracts						$(4)

The New America High Income Fund, Inc.

Notes to Portfolio of Investments

March 31, 2022 (Unaudited)

The New America High Income Fund, Inc. (the Fund) was organized as a corporation in the state of Maryland on November 19, 1987 and is registered with the Securities and Exchange Commission as a diversified, closed-end investment company under the Investment Company Act of 1940. The Fund follows the Investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification topic 946 “financial services investment companies”.

Valuation of Investments—Except as otherwise described below, the Fund's investments are valued based on evaluated bid prices provided by an independent pricing service. Independent pricing services provide prices based primarily on quotations from dealers and brokers, market transactions, data accessed from quotations services, offering sheets obtained from dealers and various relationships among similar securities. Investments whose primary market is on an exchange are valued at the last sale price on the day of valuation. Short-term investments with original maturities of 60 days or less are stated at amortized cost, which approximates the fair value of such investments. Following procedures approved by the Board of Directors, investments for which market prices are not yet provided by an independent pricing service (primarily newly issued fixed-income corporate bonds and notes) shall be valued at the most recently quoted bid price provided by a principal market maker for the security. Other investments, for which market quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Directors. Fair value measurement is further discussed in this footnote.

Foreign Currency—Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation.

Foreign Currency Forward Exchange Contracts—The Fund may enter into foreign currency forward exchange contracts to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a forward currency contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed upon price on an agreed future date.

Fair Value Measurement—The Fund applies ASC 820 “Fair Value Measurements and Disclosures”. This standard establishes the definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2—Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3—Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Fund’s major asset and liability categories is as follows.

Debt securities (corporate, convertible & bank debt). The fair value of debt securities is provided by independent pricing services using quotations from dealers and brokers, market transactions, data from quotations services, offering sheets and various relationships between securities. While most corporate bonds are categorized in level 2 of the fair value hierarchy, there may be instances where less observable inputs necessitate a level 3 categorization.

Equity securities (preferred and common stock). Equity securities for which the primary market is on an exchange will be valued at the last sale price on the day of valuation and are categorized in level 1 of the fair value hierarchy. Other equity securities traded in inactive markets or valued by independent pricing services using methods similar to debt securities are categorized in level 2. The fair value of equity securities in which observable inputs are unavailable are categorized in level 3.

Short-term investments. Short-term investments are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely the values would be categorized in level 2 of the fair value hierarchy.

Forwards are valued at the unrealized gain or loss on the contract as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Forwards are categorized in level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of March 31, 2022 in valuing the Fund’s investments:

	Level 1	Level 2	Level 3	Total Value
	Quoted Prices (000’s)	Significant Observable Inputs (000’s)	Significant Unobservable Inputs (000’s)	(000’s)
Investments
Debt Securities*	$—	$280,691	—	$280,691
Preferred Stock
Energy	—	4030	—	4030
Financial	—	317	—	317
Healthcare	971	—	—	971
Manufacturing	1096	—	—	1096
Utilities	1159	594	—	1753
Total Investments	$3,226	$285,632	$—	$288,858

	Level 1	Level 2	Level 3	Total Value
	Quoted Prices (000’s)	Significant Observable Inputs (000’s)	Significant Unobservable Inputs (000’s)	(000’s)
Forward Currency Exchange Contracts	$—	$(4)	$—	$(4)

*  Debt Securities — Type of debt and industries are shown on the Schedule of Investments.

The Fund owned no Level 3 securities at March 31, 2022.

The following is a reconciliation of Fund investments using Level 3 inputs for the period:

Value (000’s)
Balance, December 31, 2021	$3649
Net purchases/(sales)	—
Transfers in/(out) of Level 3	(3430)
Change in unrealized appreciation (depreciation)	(219)
Balance, March 31, 2022	$—

Level 1 and Level 2 assets are evaluated on a quarterly basis for changes in listings or delistings on national exchanges.

Transfers between levels are recognized at the value at the end of the reporting period. During the three months ended March 31, 2022, the Fund recognized no transfers between Levels 1 and 2. During the three months ended March 31, 2022, securities with a market value of 3430 transferred from Level 3 to Level 2 as there were observable inputs available to determine value.